Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 250,878	$ 95,707
Restricted cash (Note 2)	57,060	512,793
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $3,237	123,223	24,286
Financial instruments (Note 10)	0	1,538
Other current assets (Note 4)	89,424	37,682
Total current assets	520,585	672,006
FIXED ASSETS, NET:
Advances for rigs and drillships under construction (Note 5)	754,925	1,888,490
Drilling rigs, drillships, machinery and equipment, net (Note 6)	4,538,838	1,249,333
Total fixed assets, net	5,293,763	3,137,823
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	125,040	50,000
Intangible assets, net (Note 7)	9,062	10,506
Above-market acquired drilling contracts	0	1,170
Other non-current assets (Note 8)	66,905	472,193
Total other non-current assets, net	201,007	533,869
Total assets	6,015,355	4,343,698
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	210,166	560,561
Accounts payable and other current liabilities	37,305	9,018
Accrued liabilities	104,633	45,631
Deferred revenue	43,898	40,205
Financial instruments (Note 10)	40,727	12,503
Total current liabilities	436,729	667,918
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion (Note 9)	2,525,599	696,986
Financial instruments (Note 10)	52,025	96,901
Deferred tax liability (Note 16)	0	209
Other non-current liabilities (Note 11)	2,546	602
Total non-current liabilities	2,580,170	794,698
COMMITMENTS AND CONTINGENCIES (Note 18)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; nil and 500,000,000 shares authorized at December 31, 2010 and 2011, nil issued and outstanding at December 31, 2010 and 2011, respectively	0	0
Common stock, $0,01par value; 250,000,000 and 1,000,000,000 shares authorized, at December 31, 2010 and 2011, 131,696,928 issued and outstanding at December 31, 2010 and 2011 respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,469,924	3,457,444
Accumulated other comprehensive loss (Note 13)	(51,126)	(60,722)
Accumulated Deficit	(421,659)	(516,957)
Total stockholders' equity	2,998,456	2,881,082
Total liabilities and stockholders' equity	$ 6,015,355	$ 4,343,698